Commitments and Contingencies - Narrative (Details)							1 Months Ended		12 Months Ended
	Dec. 31, 2020 USD ($)	Oct. 25, 2016 USD ($)	Apr. 12, 2011 USD ($)	Feb. 18, 2011 USD ($)	Dec. 12, 2010 USD ($)	Sep. 08, 2010 USD ($)	Jun. 30, 2016 USD ($)	Jul. 31, 2011 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2008	Dec. 07, 2020 agreement item	Jul. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)
ANTHIM
Future commitments									$ 53,000,000.0
University of Miami
Minimum royalty payment for first three years, per year										$ 10,000
Time period of minimum royalty payments										3 years
Minimum royalty payment for remainder life of agreement, per year															$ 20,000
Milestone payment													$ 500,000
Milestone payment upon annual net sales of $100,000,000 or more													$ 250,000
Maintenance fee		$ 82,000
Number of license agreements | agreement												3
Threshold number of major markets | item												1
Number of major markets | item												3
Period of payment of nominal maintenance fee		10 years
Upfront fee		$ 20,000
University of Miami | License agreement ("SS114A")
Reimbursement of for past patent fees				$ 37,381
University of Miami | License I176
Threshold number of major markets | item												1
Number of major markets | item												3
Not-for-profit corporation
Milestone payment														$ 1,000
License Costs			$ 50,000
Maintenance fee			$ 5,000
University of Michigan
Option fees						$ 2,000
Term of option agreement						9 months
Payment for exercise of license option								$ 10,000
Pelican Therapeutics, Inc. | University of Miami
Minimum royalty payment for first three years, per year										$ 10,000
Time period of minimum royalty payments										3 years
Minimum royalty payment for remainder life of agreement, per year															$ 20,000
Heat I
Percentage of issued and outstanding stock owned											7.50%
Shattuck
License Costs							$ 50,000
Zolovax | University of Miami
License time period from date of first sale of a Licensed Product	15 years
Upfront fee	$ 2,500
Pelican Therapeutics, Inc. | Pelican Therapeutics, Inc. | License I176
Minimum royalty payment for remainder life of agreement, per year														$ 20,000
Pelican Therapeutics, Inc. | Pelican Therapeutics, Inc. | University of Miami | License 0331, 0539
Milestone payments due upon submission									150,000
Milestone payments completion of phase 1 clinical trial									$ 250,000
Pelican Therapeutics, Inc. | Pelican Therapeutics, Inc. | University of Miami | License I176
Minimum royalty payment for first three years, per year																$ 10,000
License Costs					$ 50,000
Reimbursement of for past patent fees					15,797
Milestone payments due upon submission					150,000
Milestone payments completion of phase 1 clinical trial					$ 500,000